Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 324	£ 571
Balance at ending	91	324	£ 571
Net book value	91	324	571
Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,542	2,298	2,462
Additions	2	9	26
Transfer
Disposals	(608)	(765)	(190)
Balance at ending	936	1,542	2,298
Balance at beginning	1,218	1,727	1,631
Balance at ending	845	1,218	1,727
Net book value	936	1,542	2,298
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Transfer
Charge for the year	188	252	280
Disposals	(561)	(761)	(184)
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	20	32
Balance at ending	4	20	32
Net book value	4	20	32
Fixtures and fittings [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	63	63	63
Additions
Transfer
Disposals	(28)
Balance at ending	35	63	63
Balance at beginning	43	31	19
Balance at ending	31	43	31
Net book value	35	63	63
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Transfer
Charge for the year	11	12	12
Disposals	(23)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	16	27
Balance at ending	5	16	27
Net book value	5	16	27
Leasehold improvements [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	53	53	53
Additions
Transfer
Disposals
Balance at ending	53	53	53
Balance at beginning	37	26	15
Balance at ending	48	37	26
Net book value	53	53	53
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Transfer
Charge for the year	11	11	11
Disposals
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	5	10
Balance at ending	3	5	10
Net book value	3	5	10
Computer equipment [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	25	50	88
Additions	2
Transfer
Disposals	(5)	(25)	(38)
Balance at ending	22	25	50
Balance at beginning	20	40	71
Balance at ending	19	20	40
Net book value	22	25	50
Computer equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Transfer
Charge for the year	4	5	7
Disposals	(5)	(25)	(38)
Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	68	152
Balance at ending		68	152
Net book value		68	152
Laboratory equipment [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	680	1,411	1,434
Additions		9	26
Transfer			103
Disposals	(575)	(740)	(152)
Balance at ending	105	680	1,411
Balance at beginning	612	1,259	1,189
Balance at ending	105	612	1,259
Net book value	105	680	1,411
Laboratory equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Transfer			103
Charge for the year	26	89	113
Disposals	(533)	(736)	(146)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	215	350
Balance at ending	79	215	350
Net book value	79	215	350
Right-of-use assets [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	721	721	824
Additions
Transfer			(103)
Disposals
Balance at ending	721	721	721
Balance at beginning	506	371	337
Balance at ending	642	506	371
Net book value	721	721	721
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Transfer			(103)
Charge for the year	136	135	137
Disposals